TYPE 13F-HR
PERIOD 03/31/05
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 14, 2005

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$ 1,910,083 MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALLSTATE CORPORATION            Com 020002101     $85,097 1,574,125 SH   Sole          1,001,025       573,100
ALTRIA GROUP INC                Com 02209S103     $59,367   907,891 SH   Sole            573,898       333,993
AMERICAN ELECTRIC POWER         Com 025537101      $9,428   276,800 SH   Sole            172,200       104,600
AMERICAN INTERNATIONAL GROUP    Com 026874107     $35,206   635,380 SH   Sole            404,845       230,535
AT&T CORP                       Com 001957505      $9,395   501,088 SH   Sole            311,300       189,788
BANK OF AMERICA CORP            Com 060505104     $76,390 1,732,200 SH   Sole          1,101,400       630,800
BLACK & DECKER CORP             Com 091797100     $14,526   183,900 SH   Sole            117,300        66,600
BOEING                          Com 097023105     $48,263   825,570 SH   Sole            531,070       294,500
BRISTOL-MYERS SQUIBB            Com 110122108     $51,126 2,008,100 SH   Sole          1,276,500       731,600
CAMPBELL SOUP CO                Com 134429109     $16,132   555,900 SH   Sole            349,900       206,000
CIGNA                           Com 125509109     $63,510   711,200 SH   Sole            453,900       257,300
CITIGROUP INC                   Com 172967101     $51,884 1,154,520 SH   Sole            742,605       411,915
COCA COLA CO                    Com 191216100     $42,062 1,009,415 SH   Sole            647,980       361,435
DOW CHEMICAL                    Com 260543103     $39,962   801,650 SH   Sole            508,550       293,100
DUPONT                          Com 263534109     $44,217   862,931 SH   Sole            555,801       307,130
EASTMAN KODAK                   Com 277461109     $72,495 2,227,180 SH   Sole          1,420,280       806,900
ENTERGY CORP                    Com 29364G103     $10,323   146,100 SH   Sole             91,300        54,800
EXELON CORP                     Com 30161N101     $70,663 1,539,824 SH   Sole            980,824       559,000
EXXON MOBIL CORP.               Com 30231G102    $109,739 1,841,262 SH   Sole          1,172,044       669,218
FORD MTR CO DEL                 Com 345370860      $7,426   655,414 SH   Sole            408,589       246,825
GENERAL DYNAMICS CORP           Com 369550108     $72,079   673,325 SH   Sole            431,725       241,600
GENERAL ELECTRIC                Com 369604103      $9,516   263,900 SH   Sole            164,500        99,400
GENERAL MTRS CORP               Com 370442105     $40,260 1,369,860 SH   Sole            876,465       493,395
HARTFORD FINL SVCS              Com 416515104     $70,963 1,035,050 SH   Sole            659,750       375,300
HEINZ                           Com 423074103      $9,044   245,500 SH   Sole            152,700        92,800
HEWLETT PACKARD CO              Com 428236103     $43,781 1,995,465 SH   Sole          1,273,200       722,265
HOME DEPOT INC                  Com 437076102     $26,904   703,560 SH   Sole            448,570       254,990
HONEYWELL INTL INC              Com 438516106     $10,028   269,500 SH   Sole             167700       101,800
INTERNATIONAL PAPER             Com 460146103      $8,358   227,188 SH   Sole            141,788        85,400
JPMORGAN CHASE & CO.            Com 46625H100     $66,785 1,930,212 SH   Sole          1,230,478       699,734
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100      $7,507    79,725 SH   Sole             51,125        28,600
LIMITED BRANDS INC              Com 532716107     $71,455 2,940,525 SH   Sole          1,871,425     1,069,100
MAY DEPARTMENT STORES           Com 577778103     $11,991   323,900 SH   Sole            201,800       122,100
MCDONALDS CORP                  Com 580135101     $56,371 1,810,245 SH   Sole          1,155,325       654,920
MERCK & CO. INC.                Com 589331107     $58,495 1,807,064 SH   Sole          1,154,294       652,770
MERRILL LYNCH & CO INC          Com 590188108     $39,377   695,700 SH   Sole            442,900       252,800
PFIZER INC                      Com 717081103     $70,917 2,699,535 SH   Sole          1,717,720       981,815
RAYTHEON CO                     Com 755111507      $9,543   246,600 SH   Sole            156,000        90,600
SARA LEE CORP                   Com 803111103     $15,241   687,750 SH   Sole            433,250       254,500
SBC COMMUNICATIONS INC          Com 78387G103     $87,852 3,708,393 SH   Sole          2,361,863     1,346,530
SEARS HLDGS CORP                Com 812350106      $5,739    43,092 SH   Sole             27,575        15,517
SOUTHERN CO.                    Com 842587107     $55,370 1,739,541 SH   Sole          1,105,650       633,891
UNITED TECHNOLOGIES             Com 913017109     $40,260   396,025 SH   Sole            253,725       142,300
US BANCORP DEL                  Com 902973304      $9,002   312,359 SH   Sole            196,454       115,905
VERIZON COMMUNICATIONS          Com 92343V104     $36,974 1,041,510 SH   Sole            669,665       371,845
WELLS FARGO & CO                Com 949746101     $49,374   825,650 SH   Sole            524,050       301,600
WEYERHAEUSER CORP.              Com 962166104      $9,686   141,400 SH   Sole             88,800        52,600
                         TOTAL                 $1,910,083


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